AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 74.2%
Communication Services - 16.5%
Alphabet, Inc., Class C*	125,000	$258,578,750
Bollore SA (France)	97,075,700	468,476,456
Comcast Corp., Class A	1,100,000	59,521,000
Fox Corp., Class A	2,400,000	86,664,000
Fox Corp., Class B	3,100,000	108,283,000
News Corp., Class A	8,900,000	226,327,000
The Walt Disney Co.*	1,150,000	212,198,000

Total Communication Services		1,420,048,206
Consumer Discretionary - 7.4%
Booking Holdings, Inc.*	85,000	198,036,400
Continental AG (Germany)*	900,000	119,137,073
Hyundai Mobis Co., Ltd. (South Korea)	550,000	142,665,546
Macy's, Inc.	5,100,000	82,569,000
Ralph Lauren Corp.	404,000	49,756,640
Rinnai Corp. (Japan)	360,000	40,378,288
Stanley Electric Co., Ltd. (Japan)	166,668	4,977,964

Total Consumer Discretionary		637,520,911
Consumer Staples - 17.4%
Associated British Foods PLC (United Kingdom)*	4,550,000	151,167,078
Beiersdorf AG, ADR (Germany)	4,305,280	91,013,619
The Coca-Cola Co.	3,000,000	158,130,000
Colgate-Palmolive Co.	1,100,000	86,713,000
Hengan International Group Co., Ltd. (China)	6,935,400	45,602,634
Ingredion, Inc.	1,150,000	103,408,000
KT&G Corp. (South Korea)	1,400,000	100,851,302
PepsiCo, Inc.	1,500,000	212,175,000
The Procter & Gamble Co.	1,450,000	196,373,500
Sysco Corp.	3,000,000	236,220,000
Tyson Foods, Inc., Class A	1,460,000	108,478,000

Total Consumer Staples		1,490,132,133
Energy - 3.2%
Canadian Natural Resources, Ltd. (Canada)[1]	4,448,280	137,318,403
ConocoPhillips	650,000	34,430,500
Exxon Mobil Corp.	600,000	33,498,000
Weatherford International PLC*	5,443,901	69,355,299

Total Energy		274,602,202
Financials - 10.2%
The Bank of New York Mellon Corp.	2,300,000	108,767,000
Berkshire Hathaway, Inc., Class B*	340,000	86,859,800
The Charles Schwab Corp.	1,825,000	118,953,500
First Hawaiian, Inc.	1,530,000	41,876,100
	Shares	Value

FirstCash, Inc.	460,000	$30,208,200
The Goldman Sachs Group, Inc.	180,000	58,860,000
State Street Corp.	1,900,000	159,619,000
U.S. Bancorp	2,800,000	154,868,000
Wells Fargo & Co.	3,050,000	119,163,500

Total Financials		879,175,100
Health Care - 3.2%
Anthem, Inc.	300,000	107,685,000
Johnson & Johnson	1,000,000	164,350,000

Total Health Care		272,035,000
Industrials - 8.3%
Aggreko PLC (United Kingdom)	3,848,864	46,501,983
Armstrong World Industries, Inc.	735,000	66,216,150
Brenntag SE (Germany)	3,600,000	307,544,091
GrafTech International, Ltd.	2,500,621	30,582,595
L3Harris Technologies, Inc.	355,000	71,951,400
Lockheed Martin Corp.	195,000	72,052,500
MSC Industrial Direct Co., Inc., Class A1	530,000	47,800,700
Northrop Grumman Corp.	225,000	72,819,000
Valmont Industries, Inc.	3,529	838,737

Total Industrials		716,307,156
Information Technology - 6.8%
Cisco Systems, Inc.	1,400,000	72,394,000
Cognizant Technology Solutions Corp., Class A	2,300,000	179,676,000
Corning, Inc.	1,100,000	47,861,000
Microsoft Corp.	900,000	212,193,000
Oracle Corp.	1,000,000	70,170,000

Total Information Technology		582,294,000
Materials - 1.2%
Huntsman Corp.	3,500,000	100,905,000

Total Common Stocks (Cost $4,103,469,872)		6,373,019,708

	Principal Amount
Corporate Bonds and Notes - 2.7%
Energy - 0.5%
W&T Offshore, Inc.
9.750%, 11/01/23[2]	$51,359,000	45,437,307
Financials - 0.2%
Service Properties Trust
4.350%, 10/01/24	20,678,000	20,556,769
Industrials - 2.0%
Macy's Retail Holdings, LLC
2.875%, 02/15/23	7,765,000	7,821,879
3.625%, 06/01/24	895,000	895,000

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 2.0% (continued)
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[2]	$166,485,000	$159,825,600

Total Industrials		168,542,479

Total Corporate Bonds and Notes (Cost $252,394,968)		234,536,555

	Shares
Preferred Stocks - 8.7%
Consumer Discretionary - 0.5%
Hyundai Motor Co., 2.840% (South Korea)	423,882	37,673,362
Hyundai Motor Co., 2.950% (South Korea)	70,315	6,121,485

Total Consumer Discretionary		43,794,847
Information Technology - 8.2%
Samsung Electronics Co., Ltd., 1.880% (South Korea)	10,800,000	699,496,763

Total Preferred Stocks (Cost $252,164,392)		743,291,610

Principal Amount
Short-Term Investments - 13.9%
Joint Repurchase Agreements - 0.0%[3]
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $3,187 (collateralized by various U.S. Treasuries, 0.125% - 3.000%, 07/15/29 - 02/15/51, totaling $3,251)	$3,187	3,187

	Shares	Value
Other Investment Companies - 13.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	479,433,287	$479,433,287
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.04%[4]	712,383,709	712,383,709

Total Other Investment Companies		1,191,816,996

Total Short-Term Investments (Cost $1,191,820,183)		1,191,820,183
Total Investments - 99.5% (Cost $5,799,849,415)		8,542,668,056
Other Assets, less Liabilities - 0.5%		39,793,202
Net Assets - 100.0%		$8,582,461,258

*	Non-income producing security.
[1]	Some of these securities, amounting to $12,895,026 or 0.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $205,262,907 or 2.4% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$1,192,511,119	$297,621,014	—	$1,490,132,133
Communication Services	951,571,750	468,476,456	—	1,420,048,206
Financials	879,175,100	—	—	879,175,100
Industrials	362,261,082	354,046,074	—	716,307,156
Consumer Discretionary	330,362,040	307,158,871	—	637,520,911
Information Technology	582,294,000	—	—	582,294,000
Energy	274,602,202	—	—	274,602,202
Health Care	272,035,000	—	—	272,035,000
Materials	100,905,000	—	—	100,905,000
Corporate Bonds and Notes†	—	234,536,555	—	234,536,555
Preferred Stocks†	—	743,291,610	—	743,291,610
Short-Term Investments
Joint Repurchase Agreements	—	3,187	—	3,187
Other Investment Companies	1,191,816,996	—	—	1,191,816,996
Total Investments in Securities	$6,137,534,289	$2,405,133,767	—	$8,542,668,056

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2021, was as follows:
Country	% of Long-Term Investments
Bermuda	2.2
Canada	1.9
China	0.6
France	6.4
Germany	7.0
Japan	0.6
South Korea	13.4
United Kingdom	2.7
United States	65.2
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$12,895,026	$3,187	$13,580,823	$13,584,010
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.375%	04/15/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.